Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000025975 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025975 [Member] | Holcim AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025975 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025975 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025975 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025975 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025975 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025975 [Member] | International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025975 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025975 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025975 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025975 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025975 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025975 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000025975 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000025975 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025975 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025975 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025975 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000025975 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025975 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000025975 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000025975 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000025975 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025975 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025975 [Member] | Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025975 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025975 [Member] | Warrants SPAC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025975 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025975 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000249813 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249813 [Member] | Holcim AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249813 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249813 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249813 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249813 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249813 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249813 [Member] | International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249813 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249813 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249813 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249813 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000249813 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249813 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000249813 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000249813 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000249813 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249813 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000249813 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000249813 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249813 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000249813 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000249813 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000249813 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000249813 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249813 [Member] | Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249813 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249813 [Member] | Warrants SPAC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249813 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000249813 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000221940 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221940 [Member] | Holcim AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221940 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221940 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221940 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221940 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221940 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221940 [Member] | International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221940 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221940 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221940 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221940 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000221940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000221940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000221940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000221940 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221940 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000221940 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000221940 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000221940 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000221940 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221940 [Member] | Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221940 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221940 [Member] | Warrants SPAC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221940 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221940 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000227168 [Member] | U S Treasury Note 4 125 3 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227168 [Member] | U S Treasury Note 4 250 2 28 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227168 [Member] | U S Treasury Note 4 000 1 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227168 [Member] | Fannie Mae Pool 1 000 3 1 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227168 [Member] | U S Treasury Note 4 625 9 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227168 [Member] | Fannie Mae Pool 1 500 8 1 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227168 [Member] | Ford Credit Floorplan Master Owner Trust A Series 2018 4 Class A 4 060 11 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227168 [Member] | Verizon Master Trust Series 2024 2 Class A 4 830 12 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227168 [Member] | Midcap Financial Issuer Trust 6 500 5 1 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227168 [Member] | Fannie Mae Pool 1 000 12 1 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227168 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227168 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000227168 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000227168 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000227168 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000227168 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000227168 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000227168 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000227168 [Member] | U S Treasury Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000227168 [Member] | Corporate Bank Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227168 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000207154 [Member] | U S Treasury Note 4 125 3 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000207154 [Member] | U S Treasury Note 4 250 2 28 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000207154 [Member] | U S Treasury Note 4 000 1 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000207154 [Member] | Fannie Mae Pool 1 000 3 1 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000207154 [Member] | U S Treasury Note 4 625 9 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000207154 [Member] | Fannie Mae Pool 1 500 8 1 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000207154 [Member] | Ford Credit Floorplan Master Owner Trust A Series 2018 4 Class A 4 060 11 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000207154 [Member] | Verizon Master Trust Series 2024 2 Class A 4 830 12 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000207154 [Member] | Midcap Financial Issuer Trust 6 500 5 1 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000207154 [Member] | Fannie Mae Pool 1 000 12 1 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000207154 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000207154 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000207154 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000207154 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000207154 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000207154 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000207154 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000207154 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000207154 [Member] | U S Treasury Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000207154 [Member] | Corporate Bank Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000207154 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%